Analysis of segment statement of financial position by business type	12 Months Ended
Dec. 31, 2019
Analysis of segment statement of financial position by business type
Analysis of segment statement of financial position by business type

C2      Analysis of segment statement of financial position by business type

To show the statement of financial position by reference to the differing degrees of policyholder and shareholder economic interest of the different types of business, the analysis below is structured to show the assets and liabilities of each segment by business type.

C2.1   Asia

									31 Dec
		31 Dec 2019 $m							2018 $m
		Total insurance
			Unit-linked
		With-profits	assets and	Other		Asset
	Note	business*	liabilities	business	Total	management	Eliminations	Total	Total
Assets
Goodwill		—	—	327	327	599	—	926	634
Deferred acquisition costs and other intangible assets		67	—	5,072	5,139	15	—	5,154	3,741
Reinsurers’ share of insurance contract liabilities		152	—	5,306	5,458	–	—	5,458	3,537
Other assets		1,210	237	1,584	3,031	212	(35)	3,208	4,987
Investment properties		—	—	7	7	–	—	7	6
Investment in joint ventures and associates accounted for using the equity method		—	—	1,263	1,263	237	—	1,500	1,262
Financial investments		76,581	24,628	29,982	131,191	308	—	131,499	103,016
Cash and cash equivalents		963	356	1,015	2,334	156	—	2,490	2,789
Total assets		78,973	25,221	44,556	148,750	1,527	(35)	150,242	119,972
Total equity		—	—	9,803	9,803	1,218	—	11,021	8,187
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)	C4.2	65,558	23,571	26,814	115,943	—	—	115,943	93,248
Unallocated surplus of with-profits funds	C4.2	4,750	—	—	4,750	—	—	4,750	3,198
Operational borrowings		302	21	123	446	27	—	473	102
Other liabilities		8,363	1,629	7,816	17,808	282	(35)	18,055	15,237
Total liabilities		78,973	25,221	34,753	138,947	309	(35)	139,221	111,785
Total equity and liabilities		78,973	25,221	44,556	148,750	1,527	(35)	150,242	119,972
*

The statement of financial position for with-profits business comprises the with-profits assets and liabilities of the Hong Kong, Malaysia and Singapore operations. 'Other business' includes assets and liabilities of other participating businesses and other non-linked shareholder-backed business.

C2.2   US

								31 Dec
		31 Dec 2019 $m						2018 $m
		Total insurance
		Variable annuity	Fixed
		separate account	annuity,
		assets and	GICs and other		Asset
	Note	liabilities	business	Total	management	Eliminations	Total	Total
Assets
Goodwill		—	—	—	—	—	—	—
Deferred acquisition costs and other intangible assets		—	12,264	12,264	—	—	12,264	11,140
Reinsurers’ share of insurance contract liabilities		—	8,394	8,394	—	—	8,394	8,485
Other assets		—	5,293	5,293	228	(89)	5,432	4,569
Investment properties		—	7	7	–	–	7	8
Financial investments		195,070	76,106	271,176	14	—	271,190	232,955
Cash and cash equivalents		–	1,912	1,912	48	—	1,960	3,827
Total assets		195,070	103,976	299,046	290	(89)	299,247	260,984
Total equity		—	8,923	8,923	6	–	8,929	7,163
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)	C4.3	195,070	74,479	269,549	—	—	269,549	236,380
Core structural borrowings of shareholder-financed businesses	C6.1	—	250	250	—	—	250	250
Operational borrowings		—	1,460	1,460	41	—	1,501	418
Other liabilities		—	18,864	18,864	243	(89)	19,018	16,773
Total liabilities		195,070	95,053	290,123	284	(89)	290,318	253,821
Total equity and liabilities		195,070	103,976	299,046	290	(89)	299,247	260,984